JPMorgan Trust I

270 Park Avenue

New York, New York 10017

December 7, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Corporate Bond Fund and

The JPMorgan Global Research Enhanced Index Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 245 under the 1933 Act (Amendment No. 246 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering new Funds as new series of the Trust.

Included in the filing are the prospectuses and Statements of Additional Information for the Funds. The JPMorgan Corporate Bond Fund seeks to provide total return. The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. We are registering Class A, Class C, Select Class and Class R6 Shares for this Fund.

The JPMorgan Global Research Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund seeks to outperform the Morgan Stanley Capital International World Index (net of foreign withholding taxes) (the Index) over time while maintaining similar risk characteristics. In implementing its strategy, the Fund primarily invests in securities included within the universe of the Index. We are registering Class A, Class C, Select Class and Class R2 Shares of this Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

/s/ Jessica K. Ditullio
Jessica K. Ditullio

Assistant Secretary

cc: Vincent Di Stefano